Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Services Provided by Third Parties (Details) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Expenses By Nature [Abstract]
Sales commissions	S/ 19,842	S/ 13,923	S/ 39,818	S/ 35,550
Advisory and consulting fees	26,305	18,459	44,946	35,337
Utilities	12,985	16,792	24,316	32,786
Service and repair	20,072	18,218	37,486	35,676
Leases	14,953	16,538	28,565	32,797
Credit card commissions	8,413	7,766	16,587	15,413
Custodial and cleaning services	13,072	12,232	25,967	24,397
Advertisement	7,019	7,032	14,225	12,515
Hosting	4,541	4,831	8,839	9,157
Collection expenses	703	623	1,253	656
Travel and entertainment expenses	1,245	1,135	1,867	1,642
Others	8,551	13,232	17,984	22,357
Services provided by third parties Expenses	S/ 137,701	S/ 130,781	S/ 261,853	S/ 258,283